Property and equipment, net (Tables)	12 Months Ended
May 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	May 31, 2022	May 31, 2021

Office equipment	$14,075	$14,505
Furniture and fixtures	1,626	1,701
Transportation equipment	59,883	62,635
Charging stations	426,503	113,718
Total	502,087	192,559
Less: accumulated depreciation	(62,038)	(11,170)
Property and equipment, net	$440,049	$181,389